Income Taxes - Summary Of Components Of Income Tax Expense Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
Federal	$ (5)	$ (186)
State	2	2
Foreign	41	0
Current income tax expense (benefit)	38	(184)
Deferred:
Federal	0	0
State	0	0
Foreign	0	0
Deferred income tax benefit	0	0
Provision for (benefit from) income taxes	$ 38	$ (184)